Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Income And Expenses [Abstract]
Gain on disposal of certain items of property	€ 157	€ 2,105
VAT relief	1,573	1,395	€ 755
Reimbursements	1,289	580	498
Release of provisions for contingent liabilities			100
Other	3,505	2,334	2,529
Total	€ 6,524	€ 6,414	€ 3,882